Investments -Schedule of Fair Value of Contingent Consideration (Details) - BRL (R$) R$ in Millions	Dec. 31, 2024	Aug. 07, 2024	Mar. 08, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total current asset	R$ 12,231			R$ 11,869
TOTAL CURRENT	14,145			13,093
Cash and cash equivalents	1,898			1,537
Non current	18,199			17,251
Non current	47,495			43,131
PP&E	3,715			3,256	R$ 2,411	R$ 2,419
Intangible assets	R$ 16,806			R$ 15,249	R$ 14,621	R$ 12,953
At fair value [member]
IfrsStatementLineItems [Line Items]
Non current		R$ 6	R$ 5
Non current		53	55
Other non current liabilities		6	5
PP&E		44	43
Intangible assets		6	7
Total fair value, net		R$ 47	R$ 50